Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other creditors and accrued liabilities
Accruals and deferred income	$ 3,744	$ 842	$ 522
Payable to States (including taxes and duties)	10,281	5,734	7,438
Payroll	1,481	1,587	1,527
Other operating liabilities	27,294	14,302	16,262
Other creditors and accrued liabilities	42,800	22,465	25,749
Interim dividend payable, second quarter	1,974	2,129	1,918
Interim dividend payable, third quarter	$ 1,948	$ 2,149	$ 2,038